4. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
	December 31, 2015 ($)	December 31, 2014 ($)
Buildings	199,002	452,002
Accumulation depreciation	(10,310)	(19,662)
Property, plant and equipment - net	188,692	432,340